Expense Example - Neuberger Berman Small-Mid Cap ETF - Neuberger Berman Small-Mid Cap ETF	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208